Revenue (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	£ 7,613	£ 8,085
Total other revenue	348	404
Total revenue from continuing operations	7,961	8,489
UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	3,736	4,301
Total other revenue	19	8
Total revenue from continuing operations	3,755	4,309
US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	3,877	3,784
Total other revenue	329	396
Total revenue from continuing operations	4,206	4,180
UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,132	1,308
Total other revenue	50	29
Total revenue from continuing operations	1,182	1,337
UK Electricity Transmission | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,132	1,308
Total other revenue	50	29
UK Electricity Transmission | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,162	846
Total other revenue	2	2
Total revenue from continuing operations	1,164	848
UK Electricity Distribution | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,162	846
Total other revenue	2	2
UK Electricity Distribution | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,012	1,717
Total other revenue	0	0
Total revenue from continuing operations	1,012	1,717
UK Electricity System Operator | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,012	1,717
Total other revenue	0	0
UK Electricity System Operator | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,518	1,376
Total other revenue	27	65
Total revenue from continuing operations	1,545	1,441
New England | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
New England | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,518	1,376
Total other revenue	27	65
New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	2,315	2,337
Total other revenue	26	28
Total revenue from continuing operations	2,341	2,365
New York | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
New York | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	2,315	2,337
Total other revenue	26	28
National Grid Ventures
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	473	501
Total other revenue	151	138
Total revenue from continuing operations	624	639
National Grid Ventures | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	430	430
Total other revenue	(38)	(50)
National Grid Ventures | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	43	71
Total other revenue	189	188
Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1	0
Total other revenue	92	142
Total revenue from continuing operations	93	142
Other | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	5	27
Other | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1	0
Total other revenue	87	115
Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,764	2,056
Transmission | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,116	1,299
Transmission | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Transmission | UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	46	5
Transmission | New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	46	43
Transmission | New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	126	283
Transmission | National Grid Ventures
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	430	426
Transmission | Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	4,763	4,186
Distribution | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Distribution | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,113	810
Distribution | UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Distribution | New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,468	1,329
Distribution | New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	2,181	2,047
Distribution | National Grid Ventures
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Distribution | Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1	0
System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	966	1,712
System Operator | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
System Operator | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
System Operator | UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	966	1,712
System Operator | New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
System Operator | New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
System Operator | National Grid Ventures
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
System Operator | Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Generation
Revenue from Contracts with Customers [line items]
Total other revenue	191	181
Generation | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total other revenue	0	0
Generation | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total other revenue	0	0
Generation | UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total other revenue	0	0
Generation | New England
Revenue from Contracts with Customers [line items]
Total other revenue	0	0
Generation | New York
Revenue from Contracts with Customers [line items]
Total other revenue	0	0
Generation | National Grid Ventures
Revenue from Contracts with Customers [line items]
Total other revenue	191	181
Generation | Other
Revenue from Contracts with Customers [line items]
Total other revenue	0	0
Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	120	131
Total other revenue	157	223
Other | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	16	9
Total other revenue	50	29
Other | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	49	36
Total other revenue	2	2
Other | UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
Other | New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	4	4
Total other revenue	27	65
Other | New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	8	7
Total other revenue	26	28
Other | National Grid Ventures
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	43	75
Total other revenue	(40)	(43)
Other | Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	£ 92	£ 142